RELATED PARTIES	6 Months Ended
Jun. 30, 2020
RELATED PARTIES
RELATED PARTIES

11.RELATED PARTIES

The Company's commercial and financial operations with controlling shareholder and Companies owned by controlling shareholder Suzano Holding S.A. ("Suzano Group"). For transactions with related parties, it is determined that the usual market prices and conditions for these transactions are observed, as well as the corporate governance practices adopted by the Company and those recommended and/or required by the legislation.

For the six-month period ended June 30, 2020, there were no material changes in the terms of the agreements, deal and transactions entered into, nor were there any new contracts, agreements or transactions of different natures entered into between the Company and its related parties in relation to those disclosed in the annual financial statements for the year ended December 31, 2019.

11.1.Balances recognized in assets and liabilities

		Balances receivable (payable)
		June 30,	December 31,
	Nature	2020	2019
Transactions with controlling shareholders
Suzano Holding S.A.	Granting of guarantees and administrative expenses	5	3
		5	3
Transactions with companies of the Suzano Group and other related parties
Management	Reimbursement for expenses	—	(1)
Bexma Participações Ltda.	Reimbursement for expenses	2	1
Bizma Investimentos Ltda.	Reimbursement for expenses	1	1
Ensyn Technologies	Reimbursement for expenses	2,004	—
Ibema Companhia Brasileira de Papel	Sale of pulp	33,382	23,755
Ibema Companhia Brasileira de Papel	Purchase of products	(1,448)	(2,467)
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentável	Social services	—	(9)
		33,941	21,280
		33,946	21,283
Assets
Trade accounts receivable		35,394	23,761
Liabilities
Trade accounts payable		(1,448)	(2,478)
		33,946	21,283

11.2.Amounts transacted in the period

		Expenses (income)
		June 30,	June 30,
	Nature	2020	2019
Transactions with controlling shareholders
Suzano Holding S.A.	Granting of guarantees and administrative expenses	(2,459)	(3,285)
		(2,459)	(3,285)
Transactions with companies of the Suzano Group and other related parties
Management	Reimbursement for expenses	(831)	(595)
Bexma Participações Ltda.	Reimbursement for expenses	7	3
Bizma Investimentos Ltda.	Reimbursement for expenses	7	6
Fundação Arymax	Reimbursement for expenses	1	—
Ibema Companhia Brasileira de Papel	Sale of paper	48,829	66,769
Ibema Companhia Brasileira de Papel	Purchase of products	(2,241)	(3,415)
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	Social services	(2,379)	(2,538)
IPFL Holding S.A	Reimbursement for expenses	2	1
Lazam MDS Corretora e Adm. Seguros S.A.	Sale of paper	—	4
Mabex Representações e Participações Ltda.	Aircraft services	(50)	(100)
Nemonorte Imóveis e Participações Ltda.	Real estate advisory	(99)	(225)
		43,246	59,910
		40,787	56,625

11.3.Management compensation

Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the period, are set for the below:

	June 30,	June 30,
	2020	2019
Short-term benefits
Salary or compensation	22,866	19,010
Direct and indirect benefits	450	787
Bonus	3,250	5,781
	26,566	25,578

Long-term benefits
Share-based compensation plan	45,529	45,051
	45,529	45,051
	72,095	70,629

Short-term benefits include fixed compensation (salaries and fees, vacation, mandatory bonus and “13th salary” bonus), payroll charges (Company share of contributions to social security – INSS) and variable compensation such as profit sharing, bonus and benefits (company car, health plan, meal voucher, market voucher, life insurance and private pension plan).

Long-term benefits include the stock option plan and phantom shares for executives and key members of the Management, in accordance with the specific regulations as disclosed in Note 22.